LOOMIS SAYLES STRATEGIC INCOME FUND
                                  (the "Fund")

              Supplement dated August 16, 2005 to the IXIS Advisor
                Income Funds Class Y Prospectus dated February 1,
               2005, as may be revised and supplemented from time
                                     to time

The Annual Fund Operating Expenses table on page 20 and the Example table on page 21 of the Prospectus are amended and restated, with respect to the Fund, as follows:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------- ------------------------------------
                              Loomis Sayles Strategic Income
                                           Fund3
--------------------------- ------------------------------------
--------------------------- ------------------------------------
                                          Class Y
--------------------------- ------------------------------------
--------------------------- ------------------------------------
Management fees                            0.61%
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--------------------------- ------------------------------------
Distribution and/or
service (12b-1) fees                       0.00%
--------------------------- ------------------------------------
--------------------------- ------------------------------------
Other expenses+                            0.52%
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--------------------------- ------------------------------------
Total annual fund
operating expenses                         1.13%
--------------------------- ------------------------------------
--------------------------- ------------------------------------
Fee Waiver and/or Expense
Reimbursement                              0.13%
--------------------------- ------------------------------------
--------------------------- ------------------------------------
Net Expenses                               1.00%
--------------------------- ------------------------------------
+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Funds effective January 1, 2005.

3 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses to 1.00% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and will be reevaluated on an annual basis thereafter. Without this undertaking, expenses would have been higher.

Example

---------------- ---------------------------------------------
                     Loomis Sayles Strategic Income Fund*
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---------------- ---------------------------------------------
                                   Class Y
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---------------- ---------------------------------------------

---------------- ---------------------------------------------
---------------- ---------------------------------------------
1 year                               $102
---------------- ---------------------------------------------
---------------- ---------------------------------------------
3 years                              $346
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5 years                              $610
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10 years                           $1,363
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* The example is based on the net expenses shown above for the Fund for the
1-year period illustrated in the Example and on the total annual fund operating expenses for the remaining years.


                                                                      SP273-0805